Financial instruments (Narrative) (Details) $ in Thousands	Dec. 31, 2019 USD ($) Tonne $ / lb	Dec. 31, 2018 USD ($) Tonne $ / lb
Disclosure of risk management strategy related to hedge accounting [line items]
Tonnes of copper fixed for floating swaps | Tonne	30,000
Average price recorded for copper fixed for floating swaps | $ / lb	2.67
Tonnes of zinc forward sales contracts | Tonne	5,755	2,925
Derivative financial assets	$ 1,712	$ 6,628
Derivative financial liabilities	10,295	2,634
Aggregate fair value of other embedded derivatives	9,074	7,201
Prepayment option - embedded derivative	$ 2,585	$ 3,664
Deposits and other investments with Schedule 1 Canadian banks, as a percentage of total cash and cash equivalents	92.00%	74.00%
Percentage of entity's trade receivables that are insured	96.00%	95.00%
Credit insurance deductible	10.00%
Percentage of receivables that represent largest customers	63.00%	78.00%
Copper fixed for floating swaps [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets		$ 4,171
Derivative financial liabilities	$ 8,362
Non-hedge derivative zinc contracts [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial liabilities	$ 221	$ 177
Non-hedge derivative zinc contracts [Member] | Bottom of range [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Range of zinc forward sales contracts prices | $ / lb	1.00	1.09
Non-hedge derivative zinc contracts [Member] | Top of range [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Range of zinc forward sales contracts prices | $ / lb	1.15	1.45
Provisional pricing - copper and zinc [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets	$ 10,165
Derivative financial liabilities		$ 6,351
Pampacancha Delivery Obligation [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Aggregate fair value of other embedded derivatives	$ 9,074	$ 7,201